STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

September 30, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Karen L. Rossotto

Re:       Strategic Funds, Inc.

            File Numbers:  2-88816; 811-3940

Ladies and Gentlemen:

On behalf of Strategic Funds, Inc. (the "Company"), transmitted for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 93 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  The Amendment relates to Post-Effective Amendment No. 92 ("Amendment No. 92") to the Registration Statement, filed on July 31, 2013 with respect to Dreyfus Select Managers Small Cap Growth Fund (the "Fund") in order to change the definition of "small cap companies" for purposes of the Fund's policy with respect to the investment of 80% of its assets (the "80% policy").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 92 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on September 16, 2013 and to make certain other revisions.  The Company's Tandy certification was filed with Amendment No. 92.

The prospectus and statement of additional information ("SAI") included in the Amendment have been marked to indicate changes from those versions filed as part of Amendment No. 92.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below in their entirety, and the response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus

Fund Summary

1.                  Staff Comment:  Please confirm whether the early termination of the contract with The Dreyfus Corporation ("Dreyfus") regarding the waiver of fees and/or the assumption of Fund expenses (the "Expense Limitation Agreement") referenced in the third footnote to the fee table can only be authorized by the Company's Board of Directors, on behalf of the Fund.

Response:  The Expense Limitation Agreement, with respect to the Fund, may only be terminated prior to October 1, 2014 by the Company's Board of Directors.

2.                  Staff Comment:  Please confirm whether the amounts waived or reimbursed by Dreyfus under the Expense Limitation Agreement are subject to recoupment by Dreyfus.

Response:  Amounts waived or reimbursed by Dreyfus under the Expense Limitation Agreement are not subject to recoupment by Dreyfus.

3.                  Staff Comment:   The last sentence under the Portfolio Turnover heading states: "During the most recent fiscal year, the fund's portfolio turnover rate was 111.48% of the average value of its portfolio."  Please consider adding a risk disclosure for high portfolio turnover.

Response:  The following risk factor has been added to Fund Summary – Principal Risks and Fund Details – Investment Risks:  "Portfolio turnover risk. The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance."

Fund Summary – Principal Investment Strategy

4.                  Staff Comment:  The second sentence of the first paragraph states:  "The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of $50 million and $10 billion."  Please explain supplementally the use of "currently" and how the range of market capitalizations that are considered "small cap" can be changed.

Response:  "Currently" is meant to connote that the definition of "small cap companies" could change in the future (note that the referenced sentence has been changed—see the response to Comment No. 5 below).  Shareholders would be provided with 60 days' notice prior to implementing a change in the definition of small cap companies.

5.                  Staff Comment:  With respect to the sentence referenced in Comment No. 4, please provide supplementally the basis for considering small cap companies to include companies with market capitalizations as high as $10 billion.  We note that in Certain Information About Underlying Funds – Equity Investments – U.S. Mid-/Small-Cap in the SAI, it is provided under the Dreyfus Smallcap Stock Index Fund subheading that "[c]ompanies included in the S&P® SmallCap 600 Index generally have market capitalizations ranging between approximately $300 million and $1.4 billion" and under the Dreyfus Midcap Index Fund subheading that "[c]ompanies included in the S&P® MidCap 400 Index generally have market capitalizations ranging between approximately $1 billion and $4.4 billion."

Response:  After conversations with the Staff, please note that the referenced sentence has been changed to the language in the currently effective prospectus, dated July 1, 2013:

The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase.  Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the fund's holdings can have market capitalizations outside the range of the Russell 2000 Growth Index at any given time.

Corresponding changes also have been made in Fund Details – Goal and Approach.

Fund Summary – Portfolio Management

6.                  Staff Comment:  The third sentence of the first paragraph states:  "Keith L. Stransky and Robert B. Mayerick, each of EACM, have been primarily responsible for the evaluation and recommendation of subadvisers since the fund's inception."  Please confirm that, in compliance with Item 5(b) of Form N-1A, the portfolio managers of the Fund are listed in this section and stated to be the Fund's portfolio managers.

Response:  The disclosure in this section has been revised as follows:

Investment Adviser and Portfolio Allocation Manager

The fund's investment adviser is The Dreyfus Corporation.  The Dreyfus Corporation has engaged its affiliate, EACM Advisors LLC, to serve as the fund's portfolio allocation manager, responsible for evaluating and recommending subadvisers for the fund.  The fund's assets are allocated among five subadvisers, who each provide portfolio managers for the fund.

Subadvisers

EAM Investors, LLC (EAM).  Montie L. Weisenberger, senior vice president and managing member of EAM, has been the portfolio manager responsible for the day-to-day management of the portion of the fund's portfolio managed by EAM since November 2012.

Riverbridge Partners LLC (Riverbridge).  Mark A. Thompson, Rick D. Moulton, CFA and Dana L. Feick, CFA have been responsible for the day-to-day management of the portion of the fund's portfolio managed by Riverbridge since the fund's inception.  Mr. Thompson is a principal and the chief investment officer, and Messrs. Moulton and Feick are principals, of Riverbridge.

Geneva Capital Management Ltd. (Geneva).  William A. Priebe, CFA, Amy S. Croen, CFA, Michelle J. Picard, CFA and William Scott Priebe, all managing principals and directors of Geneva, have been responsible for the day-to-day management of the portion of the fund's portfolio managed by Geneva since the fund's inception.

Nicholas Investment Partners, L.P. (Nicholas).  Catherine C. Nicholas, managing partner and chief investment officer of Nicholas, has been responsible for the day-to-day management of the portion of the fund's portfolio managed by Nicholas since July 2011.

Cupps Capital Management, LLC (CCM).  Andrew S. Cupps, managing member of CCM, has been responsible for the day-to-day management of the portion of the fund's portfolio managed by CCM since the fund's inception.

Fund Details – Goal and Approach

7.                  Staff Comment:  In the first paragraph, please consider disclosing that the Fund has adopted a non-fundamental policy to provide its shareholders with at least 60 days' prior notice of any change in its policy with respect to the 80% policy.

Response:  Please note the following sentence in the section Investment Restrictions – Policies Related to Fund Names in the SAI:  "Each fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets (except for certain funds that have adopted such policy as a Fundamental Policy as indicated above)."  This sentence is followed by a chart of the relevant funds' 80% policies, including the Fund's 80% policy.  In addition, the first three sentences of the first paragraph have been revised as follows:

The fund seeks capital appreciation.  To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies.  The fund's objective and the policy with respect to the investment of 80% of its net assets may be changed by the fund's board, upon 60 days' prior notice to shareholders.

8.                  Staff Comment:  The fifth sentence of the first paragraph states:  "The fund invests principally in common stocks, but its stock investments may include preferred stocks, convertible securities, and securities issued by real estate investment trusts (REITs), including stocks purchased in initial public offerings (IPOs) or shortly thereafter."  Please confirm supplementally that any convertible securities in which the Fund invests for purposes of satisfying the Fund's 80% policy will be immediately convertible to equity securities.

Response:  We have been advised by Fund management that any convertible securities in which the Fund invests for purposes of satisfying the Fund's 80% policy will be immediately convertible into equity securities.

9.                  Staff Comment:  With respect to the sentence referenced in Comment No. 8, please confirm whether REITs are a principal investment strategy of the Fund.  If they are, please add a risk disclosure for "REIT risk" in Fund Details – Investment Risks.

Response:  Although investments in REITs are not considered part of the Fund's principal investment strategies, we have added the following risk factor in Fund Details – Investment Risks in the section discussing additional (not principal) risks:

REIT risk.  REITs are characterized as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn.  Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.  Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower.  Mortgage REITs derive their income from interest payments on such loans.  Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill.  They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the Investment Company Act of 1940, as amended.

10.              Staff Comment:  With respect to the sentence referenced in Comment No. 8, please confirm whether IPOs are a principal investment strategy of the Fund.  If they are, please add a risk disclosure for "IPO risk" in Fund Details – Investment Risks.

Response:  Although investments in IPOs are not considered part of the Fund's principal investment strategies, please note the following risk factor in Fund Details – Investment Risks in the section discussing additional (not principal) risks:

IPO risk.  The prices of securities purchased in IPOs can be very volatile.  The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

SAI

Additional Information About Investments, Investment Techniques and Risks – All Funds other than Monday Market Funds – Derivatives – Swap Transactions – Credit Default Swap Transactions

11.              Staff Comment:   Please confirm that the Fund does not invest in credit default swaps.

Response:  We have confirmed with Fund management that the Fund does not currently, and does not intend to, invest in credit default swaps.

*     *     *     *     *     *     *     *

We hereby advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.  We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5698 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Kirk Anderson

Kirk Anderson

cc:  Janna Manes